Stockholders' Equity - Schedule of Warrant Activity (Details) - shares	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Equity [Abstract]
Warrants outstanding begining balance	7,056,426	5,035,156
Warrants issued	1,724,235	20,376,219
Warrant exercised	(347,451)	(2,898,670)
Warrants expired	(129,374)	(15,456,279)
Warrant outstanding ending balance	8,303,836	7,056,426